Financial Instruments And Financial Risk Management - Disclosure of Fair Value of Liability Warrants Using Black-Scholes Option-Pricing Model (Detail)	12 Months Ended
	Dec. 31, 2020 yr $ / shares	Dec. 31, 2019 yr $ / shares
Disclosure Of Fair Value Of liability Using BlackScholes Option Pricing Model [Line Items]
Risk-free annual interest rate	0.13%
Expected life of stock warrants	4
Bottom of range [member]
Disclosure Of Fair Value Of liability Using BlackScholes Option Pricing Model [Line Items]
Risk-free annual interest rate	0.54%	1.97%
Expected annual dividend yield	5.00%	0.00%
Expected stock price volatility	65.00%	77.00%
Expected life of stock warrants	5	5.5
Share price at period end | $ / shares	$ 2.99	$ 5.90
Top of range [member]
Disclosure Of Fair Value Of liability Using BlackScholes Option Pricing Model [Line Items]
Risk-free annual interest rate	1.79%	2.49%
Expected annual dividend yield	15.00%	3.00%
Expected stock price volatility	81.00%	88.00%
Expected life of stock warrants	7	7
Share price at period end | $ / shares	$ 10.19	$ 11.25
Share purchase warrants [Member]
Disclosure Of Fair Value Of liability Using BlackScholes Option Pricing Model [Line Items]
Expected annual dividend yield	0.00%	0.00%
Expected stock price volatility	83.00%	81.00%
Forfeiture rate	0.00%	0.00%
Share price at period end | $ / shares	$ 9.86	$ 6.86
Share purchase warrants [Member] | Bottom of range [member]
Disclosure Of Fair Value Of liability Using BlackScholes Option Pricing Model [Line Items]
Risk-free annual interest rate		1.58%
Expected life of stock warrants	1.75	0.4
Share purchase warrants [Member] | Top of range [member]
Disclosure Of Fair Value Of liability Using BlackScholes Option Pricing Model [Line Items]
Risk-free annual interest rate		1.61%
Expected life of stock warrants	1.83	1.4